Other Non-Current Financial Asset (Details) - Schedule of Other Non-Current Financial Asset - USD ($)	Sep. 30, 2023	Mar. 31, 2023	Mar. 31, 2022
Other Non-Current Financial Asset (Details) - Schedule of Other Non-Current Financial Asset [Line Items]
Deposit for rent and devices
Other non-current financial assets	$ 285,509	$ 275,049
Previously Reported [Member]
Other Non-Current Financial Asset (Details) - Schedule of Other Non-Current Financial Asset [Line Items]
Deposit for award (Skyline)		205,000
Deposit for rent and devices		70,409
Other non-current financial assets		$ 275,409